NET LOSS PER SHARE - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incremental shares on share options and share grant
NET LOSS PER SHARE
Antidilutive securities not included in the computation of diluted net loss per share	52,942	530,298	1,739,882